                          GOVERNMENT INCOME PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1995

                                                                    NBAMT0101295

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Government Income Portfolio

   Following a historic year in 1994 during which we saw unprecedented upheaval and losses in the bond market, no one expected that 1995 would be another historic year. So much for the consensus. The bond market rally that began in early 1995 and continues to this date resulted in interest rates dropping over 200 basis points across most maturities of the intermediate and long-term Treasury bonds and total returns exceeding 30% in some sectors, rivaling equities for the best performing asset class. We are happy to report that the Government Income Portfolio shared in a good portion of the bond market's phenomenal year.
   Like most market participants, we entered 1995 on a cautious note, not anticipating the power of the bond market rally that was to come. Our strategy early in the year was to invest heavily in the mortgage sector in response to slowing prepayment speeds and attractive yield spreads over comparable maturity Treasuries. As interest rates dropped and prepayment speeds accelerated, we reduced our exposure to high coupon mortgage pass-throughs in favor of U.S. Treasuries. As prepayment speeds increased, the collateralized mortgage obligation (CMO) bond market also suffered. In response to this trend, we lowered substantially our commitment to CMO bonds. In reducing our commitment to the mortgage sector, we chose to invest in U.S. Treasuries over corporates due to historically tight credit spreads (when yields between high- and low-grade credit qualities are very close) that we believed did not provide sufficient value. We also allocated a portion of the Portfolio to the asset-backed sector which has had more stable average life characteristics in volatile interest rate environments.
   The increase in mortgage prepayment speeds during 1995 decreased the average maturity of most mortgages, and, in turn, shortened the average portfolio maturity. To offset this trend, we purchased longer-term Treasuries. As the rally became firmly entrenched, we also used Treasuries to substantially increase the portfolio's average maturity and corresponding sensitivity to interest rates in order to achieve greater capital appreciation. This strategy was highly successful in the second half of the year. The portfolio ended the year with an average maturity of approximately 10 years.
   As 1995 came to a close, we started to increase our commitment to agency pass-throughs as the mortgage sector appeared to offer some good value once again. Expectations of increasing prepayments have been reflected in wider yield spreads, and now seem to provide fair compensation for the risk.
   Our prudent sector and maturity management helped us to navigate the Portfolio through a difficult mortgage bond market and allowed us to participate in the rewards of an unprecedented overall bond market rally in 1995.

William Cunningham                 Theresa A. Havell
PORTFOLIO CO-MANAGER               PORTFOLIO CO-MANAGER
AMT Government Income Investments  AMT Government Income Investments

Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Government Income Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Government Income Portfolio

         EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN*
                               GOVERNMENT INCOME PORTFOLIO    SALOMON BROTHERS MORTGAGE INDEX
1 Year                                    +11.76%                         +16.77%
Life of Fund                               +7.34%                          +9.53%

AVERAGE ANNUAL TOTAL RETURN*
                               GOVERNMENT INCOME PORTFOLIO    SALOMON BROTHERS MORTGAGE INDEX
 3/22/94                                 $10,000                          $10,000
12/31/94                                 $10,150                          $10,069
12/31/95                                 $11,344                          $11,757

   Life of Government Income Portfolio is from 3/22/94.

   Neuberger&Berman Management Inc. voluntarily bears certain operating expenses of the Fund in excess of 1.0% per annum of average daily net assets. This arrangement can be terminated upon 60 days' notice. Absent such reimbursement, the average annual total returns for the period from 3/22/94 to 12/31/95 and for the one year ended 12/31/95 would have been +5.06% and +8.84%, respectively.

*"Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

The Salomon Brothers Mortgage Index is an unmanaged total return index consisting of all Agency pass-throughs, GNMA, FNMA, and FHLMC securities and 75-day, 30- and 15-year securities, and FHA and GNMA project loans. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. These data are derived by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                         December 31,
                                                             1995
                                                         -------------
ASSETS
      Investment in Series, at value (Note A)            $  2,193,873
      Receivable from administrator -- net (Note B)            40,700
      Deferred organization costs (Note A)                      9,304
      Receivable for Trust shares sold                          5,259
                                                         -------------
                                                            2,249,136
                                                         -------------
LIABILITIES
      Payable for Fund expenses (Note B)                       34,584
      Accrued organization costs (Note A)                      14,426
      Accrued expenses                                          8,570
                                                         -------------
                                                               57,580
                                                         -------------
NET ASSETS at value                                      $  2,191,556
                                                         -------------
NET ASSETS consist of:
      Par value                                          $        201
      Paid-in capital in excess of par value                2,050,202
      Accumulated undistributed net investment income          83,300
      Accumulated net realized gains on investment              6,942
      Net unrealized appreciation in value of
       investment                                              50,911
                                                         -------------
NET ASSETS at value                                      $  2,191,556
                                                         -------------
SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)          200,579
                                                         -------------
NET ASSET VALUE, offering and redemption price per
  share                                                        $10.93
                                                         -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                         For the
                                                       Year Ended
                                                      December 31,
                                                          1995
                                                    -----------------
INVESTMENT INCOME
    Income:
      Interest                                      $         25,342
      Investment income from Series (Note A)                  74,205
                                                             --------
        Total investment income                               99,547
                                                             --------
    Expenses:
      Investment advisory fee (Note B)                         2,085
      Administration fee (Note B)                              4,502
      Shareholder reports                                     22,246
      Custodian fees                                           8,743
      Amortization of deferred organization and
       initial offering expenses (Note A)                      2,884
      Registration and filing fees                               340
      Legal fees                                                 279
      Distribution fees (Note B)                                 152
      Trustees' fees and expenses                                 40
      Auditing fees                                               34
      Insurance expense                                           16
      Miscellaneous                                              569
      Expenses from Series (Note A)                           20,045
                                                             --------
        Total expenses                                        61,935
      Deduct -- expenses reimbursed by
       administrator (Note B)                                (46,494)
                                                             --------
        Total net expenses                                    15,441
                                                             --------
        Net investment income                                 84,106
                                                             --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments                             369
    Net realized gain on investments from Series
     (Note A)                                                  6,620
    Change in net unrealized appreciation
     (depreciation) of investments                            19,801
    Net unrealized appreciation of investments
     from Series (Note A)                                     53,751
                                                             --------
        Net gain on investments                               80,541
                                                             --------
        Net increase in net assets resulting from
        operations                                  $        164,647
                                                             --------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                                 Period from
                                                               March 22, 1994
                                                              (Commencement of
                                             Year Ended        Operations) to
                                            December 31,        December 31,
                                                1995                1994
                                          -------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $         84,106    $         37,880
    Net realized gain (loss) on
      investments sold (Note A)                      6,989                 (47)
    Change in net unrealized
      appreciation (depreciation) of
      investments (Note A)                          73,552             (22,641)
                                          -------------------------------------
    Net increase in net assets resulting
      from operations                              164,647              15,192
                                          -------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                          (38,686)                 --
                                          -------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                    1,157,027           1,018,223
    Proceeds from reinvestment of
      dividends                                     38,686                  --
    Payments for shares redeemed                  (163,457)                (76)
                                          -------------------------------------
    Net increase from Trust share
      transactions                               1,032,256           1,018,147
                                          -------------------------------------
NET INCREASE IN NET ASSETS                       1,158,217           1,033,339
NET ASSETS:
    Beginning of year                            1,033,339                  --
                                          -------------------------------------
    End of year                           $      2,191,556    $      1,033,339
                                          -------------------------------------
    Accumulated undistributed net
      investment income at end of year    $         83,300    $         37,880
                                          -------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                           110,418             101,815
    Issued on reinvestment of dividends              3,853                  --
    Redeemed                                       (15,500)                 (7)
                                          -------------------------------------
    Net increase in shares outstanding              98,771             101,808
                                          -------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Government Income Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Government Income Portfolio (the "Fund") is a separate series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August, 1994. The predecessor of the Fund had no operations until March 22, 1994, other than matters relating to its organization and registration as a diversified, open-end management investment company under the 1940 Act, and registration of its shares under the 1933 Act. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
       The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the AMT Government Income Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1995). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: Investments in the Series of Advisers Managers Trust are valued by Advisers Managers Trust as indicated in the notes following the Series' schedule of investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent that the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

Neuberger&Berman Advisers Management Trust                     December 31, 1995
--------------------------------------------------------------------------------
          Government Income Portfolio

       The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At December 31, 1995, the unamortized balance of such expenses amounted to $9,304. The accrued organization costs are payable to Neuberger&Berman Management Incorporated ("Management"), the administrator to the Fund.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Management as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .40% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series. (See Note B of Notes to Financial Statements of the Series.) Prior to conversion, the predecessor of the Fund paid to Management for investment advisory and administrative services a fee at the annual rate of .60% of its average daily net assets.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. For the period ended April 30, 1995, the Fund paid $152 for such expense. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the compensation of Management under the Administration Agreement and the Series' Management Agreement, but excluding interest, taxes, brokerage commissions, extraordinary expenses, transaction costs, and any payments to Management pursuant to the Plan) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least sixty (60) days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1995, such excess expenses amounted to $46,494.

Neuberger&Berman Advisers Management Trust                     December 31, 1995
--------------------------------------------------------------------------------
          Government Income Portfolio

   Since inception of the Fund, Management has voluntarily undertaken to pay certain expenses as an advance. Those expenses will be repaid by the Fund to Management in the future, and are included under the caption Payable for Fund expenses in the Statement of Assets and Liabilities.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger& Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also partners of Neuberger and/or officers and/or directors of Management.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period from May 1, 1995 to December 31, 1995, additions and reductions to the Fund's investment in its Series amounted to $1,132,967 and $161,213, respectively.

NOTE D -- SECURITIES TRANSACTIONS:
   Prior to conversion, there were purchase and sale transactions (excluding short-term securities) of $13,175 and $59,512, respectively, during the period from January 1, 1995 to April 30, 1995. Transactions occurring subsequent to the conversion are accounted for by Advisers Managers Trust.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                                          PERIOD FROM
                                                                                           MARCH 22,
                                                                          YEAR ENDED      1994(3) TO
                                                                         DECEMBER 31,    DECEMBER 31,
                                                                           1995(2)           1994
                                                                        ------------------------------
Net Asset Value, Beginning of Year                                      $       10.15    $      10.00
                                                                        ------------------------------
Income From Investment Operations
    Net Investment Income                                                         .70             .37
    Net Gains or Losses on Securities (both realized and unrealized)              .46            (.22)
                                                                        ------------------------------
      Total From Investment Operations                                           1.16             .15
                                                                        ------------------------------
Less Distributions
    Dividends (from net investment income)                                       (.38)             --
                                                                        ------------------------------
Net Asset Value, End of Year                                            $       10.93    $      10.15
                                                                        ------------------------------
Total Return+                                                                  +11.76%          +1.50%(4)
                                                                        ------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                               $         2.2    $        1.0
                                                                        ------------------------------
    Ratio of Expenses to Average Net Assets(6)                                   1.05%           1.09%(5)
                                                                        ------------------------------
    Ratio of Net Investment Income to Average Net Assets(6)                      5.71%           4.78%(5)
                                                                        ------------------------------
    Portfolio Turnover Rate(7)                                                      2%              3%
                                                                        ------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Government Income Portfolio
1)The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3)The date investment operations commenced.
4)Not annualized.
5)Annualized.
6)Since the commencement of operations, the Administrator voluntarily assumed certain operating expenses of the Fund as described in Note B of Notes to Financial Statements. Had such action not been undertaken, the annualized ratios of expenses and net investment income to average daily net assets would have been 4.21% and 2.55%, respectively, for the year ended December 31, 1995, and 2.57% and 3.30%, respectively, for the period ended December 31, 1994.
7)The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995 are included elsewhere in AMT Government Income Investments' Financial Highlights.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if the Administrator had not reimbursed certain expenses. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Government Income Portfolio

   We have audited the accompanying statement of assets and liabilities of the Government Income Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets, and financial highlights for the year then ended and for the period from March 22, 1994 (Commencement of Operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Income Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended, and for the period from March 22, 1994 (Commencement of Operations) to December 31, 1994, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 19, 1996

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------
          AMT Government Income Investments

 PRINCIPAL                                         RATING(2)           MARKET
  AMOUNT                                       MOODY'S       S&P      VALUE(1)
-----------                                  -----------  ---------  ----------
             U.S. TREASURY SECURITIES
             (30.2%)
 $ 220,000   U.S. Treasury Notes, 6.50%,
             due 5/15/05                         TSY         TSY     $  234,124
    20,000   U.S. Treasury Notes, 6.50%,
             due 8/15/05                         TSY         TSY         21,310
   395,000   U.S. Treasury Bonds, 6.25%,
             due 8/15/23                         TSY         TSY        406,333
                                                                     ----------
             TOTAL U.S. TREASURY SECURITIES
             (COST $636,934)                                            661,767
                                                                     ----------
             U.S. GOVERNMENT AGENCY
             SECURITIES (29.5%)
    65,000   Federal Farm Credit Bank,
             Discount Notes, 5.65% & 5.67%,
             due 1/4/96 & 1/5/96                 AGY         AGY         64,963(3)
   125,000   Tennessee Valley Authority,
             Discount Notes, 5.61%, due
             1/5/96                              AGY         AGY        124,922(3)
    35,000   Federal National Mortgage
             Association, Discount Notes,
             5.55%, due 1/17/96                  AGY         AGY         34,914(3)
    50,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.52%,
             due 1/25/96                         AGY         AGY         49,816(3)
   160,000   Federal Home Loan Bank, Bonds,
             Ser. 98, 5.25%, due 5/26/98         AGY         AGY        159,315
   200,000   Student Loan Marketing
             Association, Global
             Debentures, 7.50%, due 3/8/00       AGY         AGY        214,108
                                                                     ----------
             TOTAL U.S. GOVERNMENT AGENCY
             SECURITIES (COST $646,615)                                 648,038
                                                                     ----------
             MORTGAGE-BACKED SECURITIES
             (40.8%)
FEDERAL HOME LOAN MORTGAGE CORP.
    86,153   REMIC CMO, Ser. 1658, Class
             AG, 10.00%, due 4/15/21             AGY         AGY         94,375
    45,000   Gold Mortgage Participation
             Certificates, 6.50%, TBA, 30
             Year Maturity                       AGY         AGY         44,505
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     2,477   REMIC Trust, Ser. 1991-30,
             Class 30-E, 8.50%, due 3/25/09     AGY          AGY          2,468
   186,958   Mortgage Participation
             Certificates, 7.00%, due
             2/1/24                             AGY          AGY        188,521
   105,000   DWARF Mortgage Participation
             Certificates, 6.00%, TBA, 15
             Year Maturity                      AGY          AGY        103,950
    65,000   Mortgage Participation
             Certificates, 6.50%, TBA, 30
             Year Maturity                      AGY          AGY         64,227
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   185,217   Pass-Through Certificates,
             8.00%, due 3/15/24                 AGY          AGY        192,916
   197,595   Pass-Through Certificates,
             7.50%, due 8/15/25                 AGY          AGY        203,273
                                                                     ----------
             TOTAL MORTGAGE-BACKED
             SECURITIES (COST $870,741)                                 894,235
                                                                     ----------


Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Government Income Investments

 PRINCIPAL                                         RATING(2)           MARKET
  AMOUNT                                       MOODY'S       S&P      VALUE(1)
-----------                                  -----------  ---------  ----------
             ASSET-BACKED SECURITIES (6.0%)
 $  48,214   NationsBank Auto Grantor
             Trust, Ser. 1995-A, Class A,
             5.85%, due 6/15/02                  Aaa         AAA     $   48,429
    75,000   Standard Credit Card Master
             Trust I, Credit Card
             Participation Certificates,
             Ser. 1994-4, Class A, 8.25%,
             due 11/7/03                         Aaa         AAA         83,207
                                                                     ----------
             TOTAL ASSET-BACKED SECURITIES
             (COST $130,475)                                            131,636
                                                                     ----------
             TOTAL INVESTMENTS (106.5%)
             (COST $2,284,765)                                        2,335,676(4)
             Liabilities, less cash,
             receivables and other assets
             [(6.5%)]                                                  (141,802)
                                                                     ----------
             TOTAL NET ASSETS (100.0%)                               $2,193,874
                                                                     ----------

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Government Income Investments
1)Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. Short-term investments with less than sixty days until maturity at the time of purchase are valued at amortized cost which, when combined with interest earned, approximates market value.
2)Credit ratings are unaudited.
3)At cost, which approximates market value.
4)At December 31, 1995, the cost of investments for Federal income tax purposes was $2,284,765. Gross unrealized appreciation of investments was $50,974 and gross unrealized depreciation of investments was $63, resulting in net unrealized appreciation of $50,911, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                    December 31,
                                                        1995
                                                    -------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  2,335,676
      Cash                                                21,817
      Receivable for securities sold                      42,838
      Interest receivable                                 22,515
      Deferred organization costs (Note A)                18,635
      Prepaid expenses                                        26
                                                    -------------
                                                       2,441,507
                                                    -------------
LIABILITIES
      Payable for securities purchased                   212,278
      Accrued organization costs (Note A)                 21,512
      Payable for Series expenses (Note B)                 7,921
      Accrued expenses                                     5,278
      Payable to investment manager (Note B)                 644
                                                    -------------
                                                         247,633
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  2,193,874
                                                    -------------
NET ASSETS consist of:
      Paid-in capital                               $  2,142,963
      Net unrealized appreciation in value of
       investments                                        50,911
                                                    -------------
NET ASSETS                                          $  2,193,874
                                                    -------------
*Cost of investments                                $  2,284,765
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                         For the
                                                       Period from
                                                       May 1, 1995
                                                      (Commencement
                                                     of Operations)
                                                     to December 31,
                                                          1995
                                                    -----------------
INVESTMENT INCOME
    Interest income                                 $         74,205
                                                             --------
    Expenses:
      Investment management fee (Note B)                       3,969
      Accounting fees                                          6,667
      Custodian fees                                           6,301
      Amortization of deferred organization and
       initial offering expenses (Note A)                      2,886
      Auditing fees                                              134
      Trustees' fees and expenses                                 31
      Insurance expense                                           29
      Legal fees                                                  28
                                                             --------
        Total expenses                                        20,045
                                                             --------
        Net investment income                                 54,160
                                                             --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments sold                      6,620
    Net unrealized appreciation of investments                53,751
                                                             --------
        Net gain on investments                               60,371
                                                             --------
        Net increase in net assets resulting from
        operations                                  $        114,531
                                                             --------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                             Period from
                                             May 1, 1995
                                            (Commencement
                                           of Operations)
                                           to December 31,
                                                1995
                                          -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $         54,160
    Net realized gain on investments
     sold                                            6,620
    Net unrealized appreciation of
     investments                                    53,751
                                          -----------------
    Net increase in net assets resulting
     from operations                               114,531
                                          -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                    1,132,968
    Reductions                                    (161,213)
                                          -----------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                          971,755
                                          -----------------
NET INCREASE IN NET ASSETS                       1,086,286
NET ASSETS:
    Initial contribution                         1,107,588
                                          -----------------
    End of period                         $      2,193,874
                                          -----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Government Income Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Government Income Investments (the "Series") is a separate series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust (the "Trust") invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Securities are valued as indicated in the notes following the Series' schedule of investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount on short-term investments (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1995, the unamortized balance of such expenses amounted to $18,635. The accrued organization costs are payable to Neuberger& Berman Management Incorporated ("Management"), the investment manager of the Series.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Management as its investment manager under a Management Agreement ("Agreement") dated as of May 1, 1995. For such investment management services, the Series pays Management a fee at the annual rate of .35% of the first $500 million of the Series' average daily net assets, .325% of the next $500 million, .30% of the next $500 million, .275% of the next $500 million, and
 .25% of average daily net assets in excess of $2 billion.
   Since inception of the Series, Management has voluntarily undertaken to pay certain expenses as an advance. Those expenses will be repaid by the Series to Management in the future, and are included under the caption Payable for Series expenses in the Statement of Assets and Liabilities.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger& Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to the Series.

Advisers Managers Trust                                        December 31, 1995
--------------------------------------------------------------------------------
          AMT Government Income Investments
Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also partners of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement included in its custodian contract. The impact of this arrangement on the Series' custodian expense, reflected in the Statement of Operations, is $426, which is less than .03% of the Series' average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the period from May 1, 1995 (commencement of operations) to December 31, 1995, there were purchase and sale transactions (excluding short-term securities) of $2,056,729 and $696,273, respectively.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                                Period from
                                                                May 1, 1995
                                                               (Commencement
                                                              of Operations)
                                                              to December 31,
                                                                   1995
                                                              ---------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                                          1.77%(1)
                                                              ---------------
    Net Investment Income                                             4.78%(1)
                                                              ---------------
Portfolio Turnover Rate                                                 64%
                                                              ---------------
Net Assets, End of Period (in millions)                               $2.2
                                                              ---------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Government Income Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AMT Government Income Investments, one of the series comprising Advisers Managers Trust as of December 31, 1995, and the related statements of operations, the statement of changes in net assets, and financial highlights for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AMT Government Income Investments of Advisers Managers Trust at December 31, 1995, the results of its operations, the changes in its net assets, and financial highlights for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 19, 1996

22